UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2012

A mutual fund that invests
in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

For the first six months of 2012, your Fund generated a +5.67% net return.

The top five performing investments were Monster Beverage Corp. (formerly Hansen Natural Corp.) at +54.5%, specializing in the global expansion of high quality, nonalcoholic energy drinks; D.R. Horton, Inc. at +45.8%, a well managed and leading home builder of near entry level homes across the country; Apple, Inc. at +44.2%; Alexion Pharmaceuticals, Inc. at +38.9%, specializing in rare or orphan drugs; and J.B. Hunt Transport Services, Inc. at +32.2%, a leading trucker with a strong business in full truck load containerized freight.

While Eurozone issues and domestic political concerns here are still dominant in investor psychology, the U.S. economy is a haven of relative calm and strength, especially compared to Europe; we are still likely in the early stages of a long-lasting U.S. equity market upturn with sub-historical risk (low p/e ratios) and an above historical price risk to fixed income investments.

The term “muddling through” is probably appropriate, but we don’t want to underestimate the real strength in the housing sector that we have seen recently which was absent in the earliest recovery phase of 2010 and 2011. Lower gas prices are an added catalyst to see the U.S. over the seasonal summer slowness. Each penny less charged at the pumps adds a billion dollars to the economy. The implied characteristics of this recovery are lean and sustainable with shallow cycles.

It is also worth noting there is a bull market in the pro-growth policy initiatives by governments globally from Beijing to Berlin. It may just be that Merkel is on the doorstep of what Charlemagne, Bismark, WWI and WWII could not achieve – the unification of Europe; but this is still very early and problematic. Fortress America looks pretty good at the moment.

Please do not hesitate to call if you have any questions.

July 20, 2012

Sincerely,

Robert P. Morse
President

Please see the following page for important information.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The Price to Earnings (P/E) Ratios are calculated by dividing current price of the stock by the company’s estimated earnings per share for the current calendar year.

Diversification does not assure a profit nor protect against loss in a declining market.

The Wall Street Fund, Inc. is distributed by Quasar Distributors, LLC.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%

Beverages – 2.6%
Monster Beverage Corp. (a)	15,000	$1,068,000

Biotechnology – 5.1%
Alexion
Pharmaceuticals, Inc. (a)	12,000	1,191,600
Celgene Corp. (a)	15,000	962,400
		2,154,000
Building & Construction – 3.1%
D.R. Horton, Inc.	70,000	1,286,600

Chemicals – 4.1%
Air Products & Chemicals, Inc.	5,000	403,650
Celanese Corp.	15,000	519,300
E.I. du Pont de Nemours & Co.	16,000	809,120
		1,732,070
Drugs – 2.6%
Bristol Myers Squibb Co.	30,000	1,078,500

Electrical Equipment – 1.0%
Roper Industries, Inc.	4,000	394,320

Energy – 7.2%
Chevron Corp.	6,500	685,750
Marathon Oil Corp.	43,000	1,099,510
Whiting Petroleum Corp. (a)	15,000	616,800
Williams Companies, Inc.	22,000	634,040
		3,036,100
Energy Equipment & Services – 3.8%
Core Laboratories NV (b)	7,000	811,300
Oil States International, Inc. (a)	12,000	794,400
		1,605,700
Financial Services – 4.9%
American Express Co.	16,500	960,465
Mastercard, Inc.	2,200	946,242
The Blackstone Group LP	10,000	130,700
		2,037,407
Food Services – 0.6%
Yum Brands, Inc.	4,000	257,680

Health Care Services – 2.5%
UnitedHealth Group, Inc.	18,000	1,053,000

Insurance – 2.1%
ACE Ltd. (b)	12,000	889,560

Leisure – 1.0%
Las Vegas Sands Corp.	10,000	434,900

Machinery – 2.8%
Caterpillar, Inc.	6,000	509,460
Cummins, Inc.	7,000	678,370
		1,187,830
Media – 5.1%
DIRECTV – Class A (a)	22,000	1,074,040
Walt Disney Co.	22,000	1,067,000
		2,141,040
Office Equipment – 5.4%
Apple, Inc. (a)	2,000	1,168,000
EMC Corp. (a)	25,000	640,750
Western Digital Corp. (a)	15,000	457,200
		2,265,950
Retail – 4.7%
Macy’s, Inc.	29,000	996,150
TJX Companies, Inc.	23,000	987,390
		1,983,540
Semiconductors – 6.5%
Intel Corp.	40,000	1,066,000
KLA-Tencor Corp.	15,000	738,750
NXP Semiconductors NV (a) (b)	40,000	930,000
		2,734,750
Services – 13.3%
Accenture PLC (b)	10,000	600,900
Amazon.com, Inc. (a)	4,200	959,070
Demand Media, Inc. (a)	65,000	728,000
Google, Inc. (a)	1,700	986,119
Priceline.com, Inc. (a)	1,500	996,780
Rackspace Hosting, Inc. (a)	8,000	351,520
United Parcel Service, Inc.	12,000	945,120
		5,567,509
Software – 4.4%
Microsoft Corp.	30,000	917,700
Oracle Corp.	31,000	920,700
		1,838,400

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3% (continued)

Specialty Retail – 13.0%
AutoZone, Inc. (a)	2,600	$954,642
Bed Bath & Beyond, Inc. (a)	14,000	865,200
Coach, Inc.	10,000	584,800
Home Depot, Inc.	22,000	1,165,780
Lululemon Athletica, Inc. (a)	5,000	298,150
Nike, Inc. – Class B	9,000	790,020
VF Corp.	6,000	800,700
		5,459,292
Telecommunications – 0.6%
Acme Packet, Inc. (a)	14,000	261,100

Transportation – 2.9%
J.B. Hunt Transport
Services, Inc.	20,000	1,192,000

TOTAL COMMON STOCKS
(Cost $34,546,755)		41,659,248

SHORT-TERM INVESTMENT – 2.8%

Money Market Fund – 2.8%
First American Prime Obligations
Fund, Class Z, 0.071% (c)	1,189,151	1,189,151

TOTAL SHORT-TERM
INVESTMENT
(Cost $1,189,151)		1,189,151

TOTAL INVESTMENTS
(Cost $35,735,906) – 102.1%		42,848,399
Liabilities in Excess
of Other Assets – (2.1)%		(869,409)
TOTAL NET
ASSETS – 100.0%		$41,978,990

Percentages are stated as a percent of net assets.
(a)Non-income producing security
(b)Foreign Domiciled
(c)Variable Rate Security – the rate shown is the annualized seven-day effective yield as of June 30, 2012

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

ASSETS:
Investments, at value (cost $35,735,906)	$42,848,399
Receivable for investment securities sold	338,491
Dividends receivable	15,242
Expense reimbursement due
from Adviser (Note 4)	7,551
Prepaid expenses	20,937
Total Assets	43,230,620

LIABILITIES:
Payable for investments purchased	1,167,009
Payable for capital shares redeemed	30,844
Investment advisory fee payable (Note 4)	16,639
Shareholder servicing fee payable (Note 4)	8,319
Accrued expenses and other payables	28,819
Total Liabilities	1,251,630
NET ASSETS	$41,978,990

NET ASSETS CONSIST OF:
Capital stock	$36,428,652
Net unrealized appreciation on investments	7,112,493
Undistributed net investment income	137,185
Accumulated undistributed net realized
loss on investments	(1,699,340)
TOTAL NET ASSETS	$41,978,990

Shares outstanding (500,000,000 authorized,
$0.0001 par value)	4,420,201
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$9.50

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividend income	$216,038
Total investment income	216,038

EXPENSES:
Investment advisor fees (Note 4)	92,789
Shareholder servicing fees (Note 4)	46,394
Administration and fund accounting fees	36,100
Transfer agent fees and expenses	14,504
Federal and state registration fees	14,060
Professional fees	9,676
Directors’ fees and expenses	7,214
Custody fees	5,834
Insurance expense	4,914
Reports to shareholders	3,006
Miscellaneous expense	1,002
Total expenses before
expense reimbursement	235,493
Expenses reimbursed by Adviser (Note 4)	(49,915)
Net expenses	185,578
NET INVESTMENT INCOME	30,460

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(571,014)
Change in unrealized appreciation
(depreciation) on investments	1,751,587
Net realized and unrealized gain (loss)
on investments	1,180,573
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,211,033

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2012	2011
	(Unaudited)
OPERATIONS:
Net investment income	$30,460	$110,925
Net realized gain (loss) on
investment transactions	(571,014)	166,216
Change in unrealized
appreciation (depreciation)
on investments	1,751,587	(286,483)
Net increase (decrease)
in net assets resulting
from operations	1,211,033	(9,342)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	13,797,314	10,242,975
Cost of shares redeemed	(1,080,171)	(2,576,593)
Reinvested distributions	—	—
Net increase in net assets
resulting from capital
share transactions	12,717,143	7,666,382

DISTRIBUTIONS TO
SHAREHOLDERS	—	—

TOTAL INCREASE IN
NET ASSETS	13,928,176	7,657,040

NET ASSETS:
Beginning of period	28,050,814	20,393,774
End of period	$41,978,990	$28,050,814

UNDISTRIBUTED NET
INVESTMENT
INCOME	$137,185	$106,725

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

1.Organization
The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a)    Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Directors.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Quoted prices in active markets for identical securities.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  As of June 30, 2012, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$41,659,248	$—	$—	$41,659,248
Short-Term
Investments	1,189,151	—	—	1,189,151
Total
Investments	$42,848,399	$—	$—	$42,848,399

*  Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2012, the Fund did not have any transfers between valuation levels.

(b)   Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2008.

(c)    Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(d)    Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2012, excluding short-term investments, were $27,265,075 and $14,655,622, respectively.  There were no purchases or sales of long-term U.S. government securities.

4.Investment Adviser
Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets.  Effective October 1, 2010, EWM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until May 1, 2013.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.  Accordingly, $29,207 of the expenses reimbursed by EWM during 2010 may be recovered through December 31, 2013, $120,711 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014, and $49,915 of the expenses reimbursed by EWM during the six months ended June 30, 2012 may be recovered through December 31, 2015.  Prior to October 1, 2010, the advisory agreement provided for EWM to reimburse the Fund for any expenses (including the advisory fee, but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund)

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  The Fund is not obligated to reimburse EWM for any fees or expenses waived prior to October 1, 2010.  For the six months ended June 30, 2012, EWM received $92,789 in investment advisory fees and reimbursed Fund expenses of $49,915.

Effective May 1, 2010, the Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  For the six months ended June 30, 2012, EWM received $46,394 in shareholder servicing fees.

5.Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2012	2011
Shares Sold	1,411,449	1,125,108
Shares Redeemed	(112,199)	(286,902)
Shares Reinvested	—	—
Net Increase	1,299,250	838,206
Shares Outstanding:
Beginning of Period	3,120,951	2,282,745
End of Period	4,420,201	3,120,951

6.Tax Information
As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$22,912,321
Gross unrealized appreciation	$5,880,133
Gross unrealized depreciation	(580,435)
Net unrealized appreciation	5,299,698
Undistributed ordinary income	106,725
Undistributed long-term capital gain	—
Total distributable earnings	106,725
Other accumulated losses	$(1,067,118)
Total accumulated earnings	$4,339,305

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Ordinary income	$—	$—
Long-term capital gains	$—	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2011, the Fund had a capital loss carryover of $1,036,008, which, if not offset by future capital gains, will expire on December 31, 2017. Any future capital losses will be permitted to be carried over for an unlimited period, however, any losses incurred during those future taxable years will be required to be utilized prior to the Fund’s current capital loss carryover balance. As a result, current capital loss carryovers may be more likely to expire unused. The Fund intends to defer and treat $31,110 of post-October losses incurred during the year ended December 31, 2011 as arising in the year ending December 31, 2012.

7.     Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2012		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$8.99		$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87	$7.65
Income from investment operations:
Net investment income (loss)(1)	—		0.04	(0.01)	(0.02)	(0.02)	(0.03)	(0.05)	(0.05)	(0.04)	(0.07)	(0.08)
Net realized and unrealized
gains (losses) on investments	0.51		0.02 (2)	1.18	1.99	(4.01)	1.51	0.51	0.64	0.57	2.50	(2.70)
Total from
investment operations	0.51		0.06	1.17	1.97	(4.03)	1.48	0.46	0.59	0.53	2.43	(2.78)
Less distributions:
Distributions from net realized
gains from security transactions	—		—	—	—	(0.06)	(0.38)	(0.10)	—	—	—	—
Total distributions	—		—	—	—	(0.06)	(0.38)	(0.10)	—	—	—	—
Net asset value, end of period	$9.50		$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87
Total return	5.67	%(4)	0.67%	15.08%	34.02%	(41.02)%	16.92%	5.42%	7.54%	7.26%	49.90%	(36.34)%
Supplemental data and ratios:
Net assets, end of period (000’s)	$41,979		$28,051	$20,394	$12,209	$10,594	$19,310	$17,351	$17,470	$17,512	$17,368	$11,609
Ratio of operating expenses to
average net assets,
before reimbursements	1.27	%(3)	1.47%	2.08%	1.98%	1.76%	1.60%	1.71%	1.71%	1.74%	1.92%	2.08%
Ratio of operating expenses to
average net assets, net
of reimbursement	1.00	%(3)	1.00%	1.63%	1.95%	1.76%	1.60%	1.71%	1.71%	1.74%	1.85%	1.84%
Ratio of net investment income
(loss) to average net assets,
before reimbursements	(0.10	)%(3)	(0.04)%	(0.64)%	(0.34)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.23)%	(1.52)%
Ratio of net investment income
(loss) to average net assets,
net of reimbursement	0.17	%(3)	0.43%	(0.19)%	(0.31)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.16)%	(1.28)%
Portfolio turnover rate	39.99	%(4)	88.29%	42.58%	49.44%	58.78%	65.26%	94.41%	115.90%	149.32%	94.46%	124.51%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses on the statement of operations due to share transactions for the period.

(3)	Annualized
(4)	Not Annualized

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	1/1/11-
	1/1/12	6/30/12	6/30/12*
Actual	$1,000.00	$1,056.70	$5.11

Hypothetical (5% return
before expenses)	1,000.00	1,019.89	5.02

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the six months ended June 30, 2012, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the six month period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2012 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2012 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On February 28, 2012, the Board of Directors, including each of the Independent Directors, of The Wall Street Fund, Inc. approved the continuation of the Fund’s investment advisory agreement (the “Advisory Agreement”) with Evercore Wealth Management, LLC (“EWM” or the “Adviser”).  In the course of their review, the Board considered its fiduciary responsibilities with regard to all factors deemed to be relevant to the Fund.  The Board also considered other matters, including, but not limited to the following: (1) the nature, extent, and quality of the services provided by EWM; (2) the cost of the services provided and the profits realized by EWM and its affiliates from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund and its shareholders; and (5) other financial benefits to EWM and its affiliates resulting from services rendered to the Fund.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services to be Provided.  The Directors considered the scope of services to be provided under the Advisory Agreement between the Fund and EWM, noting that EWM will continue to provide investment management services to the Fund which include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by EWM on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Directors considered EWM’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the Fund’s portfolio managers and other key personnel at EWM.  The Directors also considered the structure of EWM’s compliance procedures and the trading capability of EWM.  After reviewing EWM’s code of ethics and compliance policies and procedures, the Directors concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Directors evaluated EWM’s financial condition, noting that it appeared to be sufficiently capitalized to operate the Fund, and considered EWM’s history, reputation and resources. The Directors concluded that EWM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement.  The Directors concluded that they are satisfied with the nature, extent and quality of services provided by EWM to the Fund pursuant to the Advisory Agreement.

Cost of Advisory Services and Profitability.  The Directors considered the annual management fee to be paid by the Fund to EWM in the amount of 0.50% of the Fund’s average

APPROVAL OF INVESTMENT ADVISORY AGREEMENT  (continued)

annual daily net assets for services to be rendered to the Fund by EWM and its affiliates.  In this regard, the Directors noted that EWM expects to subsidize all fees and expenses incurred and resulting from the provision of third-party shareholder and distribution services to the Fund.  The Directors also noted that EWM has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees) do not exceed 1.00% of the Fund’s average daily net assets.

Comparative Fee and Expense Data.  The Directors considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category and noted that the Fund’s management fee and total expenses were equal to or lower than the average and median management fees (after fee waivers) and total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Directors concluded that EWM’s advisory fee is reasonable.

Economies of Scale.  The Directors considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets.

Other Benefits.  The Board considered any additional benefits to EWM, noting that EWM did not intend to use an affiliated broker-dealer to perform trading for the Fund.  The Board noted that EWM would continue its existing practice, which allows the use of soft dollar arrangements within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers as a result of such arrangements may be beneficial to EWM and its other clients, as well as the Fund.  The Board also considered that conversely, the Fund may benefit from research services obtained by EWM from the placement of portfolio brokerage of other clients.  The Board also considered that the Fund intended to continue its shareholder servicing agreement with EWM, pursuant to which EWM will be able to compensate certain persons who provide shareholder services, including, among other things, answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  The Board noted that for services provided under the shareholder servicing agreement, EWM would receive fees from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund.

Based upon all factors considered, the Board concluded that the overall arrangements between the Fund and EWM set forth in the Advisory Agreement between the Fund and EWM are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Directors considered relevant. The Board, therefore, determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

DIRECTORS
Robert P. Morse, Chairman
Harlan K. Ullman
Kurt D. Volker

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang,
  Executive Vice President & Treasurer
I. Andrew McLaughlin, Vice President

INVESTMENT ADVISER
Evercore Wealth Management, LLC
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53201

THE WALL STREET FUND, INC.
55 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)*                   /s/ Robert P. Morse
Robert P. Morse, President

Date     September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Robert P. Morse
Robert P. Morse, President

Date     September 5, 2012

By (Signature and Title)*                    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date     September 7, 2012

* Print the name and title of each signing officer under his or her signature.